AST T. ROWE PRICE LARGE-CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Long-Term Investments — 98.4%
Common Stocks — 97.8%
Aerospace & Defense — 0.7%
Boeing Co. (The)*	49,915	$10,978,305
Air Freight & Logistics — 2.6%
United Parcel Service, Inc. (Class B Stock)	232,786	42,390,331
Airlines — 0.8%
Southwest Airlines Co.*	250,661	12,891,495
Auto Components — 0.9%
Magna International, Inc. (Canada)	195,447	14,705,432
Banks — 9.3%
Bank of America Corp.	735,747	31,232,460
Fifth Third Bancorp	711,628	30,201,492
Huntington Bancshares, Inc.	862,800	13,338,888
JPMorgan Chase & Co.	24,899	4,075,717
Signature Bank	48,935	13,324,022
Wells Fargo & Co.	1,307,931	60,701,078
		152,873,657
Beverages — 0.8%
Coca-Cola Co. (The)	250,588	13,148,352
Biotechnology — 1.3%
AbbVie, Inc.	199,691	21,540,668
Capital Markets — 5.0%
Charles Schwab Corp. (The)	430,717	31,373,426
Goldman Sachs Group, Inc. (The)	50,269	19,003,190
Morgan Stanley	320,066	31,145,623
		81,522,239
Chemicals — 2.4%
CF Industries Holdings, Inc.	384,243	21,448,435
International Flavors & Fragrances, Inc.	133,894	17,904,306
		39,352,741
Commercial Services & Supplies — 0.7%
Stericycle, Inc.*	161,126	10,951,734
Communications Equipment — 0.9%
Cisco Systems, Inc.	279,827	15,230,984
Containers & Packaging — 2.2%
International Paper Co.	650,477	36,374,674
Diversified Financial Services — 1.0%
Equitable Holdings, Inc.	556,707	16,500,796
Electric Utilities — 4.0%
Entergy Corp.(a)	104,406	10,368,560
NextEra Energy, Inc.	216,300	16,983,876
Southern Co. (The)	624,300	38,687,871
		66,040,307
Electrical Equipment — 0.6%
Rockwell Automation, Inc.	32,251	9,483,084
Electronic Equipment, Instruments & Components — 0.7%
TE Connectivity Ltd.	90,246	12,383,556
Entertainment — 1.1%
Walt Disney Co. (The)*	109,310	18,491,973
	Shares	Value
Common Stocks (continued)
Equity Real Estate Investment Trusts (REITs) — 3.5%
AvalonBay Communities, Inc.	63,432	$14,059,068
Welltower, Inc.	173,274	14,277,778
Weyerhaeuser Co.	822,576	29,259,028
		57,595,874
Food & Staples Retailing — 1.0%
Walmart, Inc.	118,656	16,538,273
Food Products — 2.9%
Bunge Ltd.(a)	150,610	12,247,605
Conagra Brands, Inc.	421,764	14,285,147
Tyson Foods, Inc. (Class A Stock)	264,713	20,896,444
		47,429,196
Health Care Equipment & Supplies — 5.6%
Becton, Dickinson & Co.	112,191	27,578,792
Hologic, Inc.*	195,741	14,447,643
Medtronic PLC	226,569	28,400,424
Zimmer Biomet Holdings, Inc.	143,658	21,025,785
		91,452,644
Health Care Providers & Services — 3.3%
Anthem, Inc.	67,583	25,194,942
Cigna Corp.	80,256	16,064,041
CVS Health Corp.	156,985	13,321,747
		54,580,730
Hotels, Restaurants & Leisure — 0.6%
Las Vegas Sands Corp.*	264,766	9,690,436
Household Products — 1.0%
Kimberly-Clark Corp.	127,310	16,860,936
Industrial Conglomerates — 3.9%
General Electric Co.	539,858	55,621,570
Siemens AG (Germany), ADR	99,300	8,156,502
		63,778,072
Insurance — 8.1%
American International Group, Inc.	846,742	46,477,668
Chubb Ltd.	208,310	36,137,619
Marsh & McLennan Cos., Inc.	115,731	17,525,145
MetLife, Inc.	527,853	32,584,366
		132,724,798
Interactive Media & Services — 0.9%
Alphabet, Inc. (Class C Stock)*	5,299	14,123,478
IT Services — 1.0%
Fiserv, Inc.*	149,707	16,243,210
Life Sciences Tools & Services — 0.8%
Thermo Fisher Scientific, Inc.	24,238	13,847,897
Machinery — 2.1%
Caterpillar, Inc.	33,691	6,467,661
Cummins, Inc.	56,480	12,683,149
Illinois Tool Works, Inc.	72,301	14,939,556
		34,090,366
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AST T. ROWE PRICE LARGE-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Media — 2.8%
Comcast Corp. (Class A Stock)	418,915	$23,429,916
Fox Corp. (Class B Stock)	275,400	10,222,848
News Corp. (Class A Stock)	557,448	13,116,751
		46,769,515
Multiline Retail — 0.5%
Kohl’s Corp.	160,724	7,568,493
Multi-Utilities — 2.5%
Ameren Corp.	186,505	15,106,905
Sempra Energy(a)	199,672	25,258,508
		40,365,413
Oil, Gas & Consumable Fuels — 5.7%
ConocoPhillips	332,126	22,508,179
Exxon Mobil Corp.	312,162	18,361,369
TC Energy Corp. (Canada)	256,962	12,357,302
TotalEnergies SE (France), ADR(a)	847,202	40,606,392
		93,833,242
Pharmaceuticals — 4.8%
Elanco Animal Health, Inc.*	442,864	14,122,933
Johnson & Johnson	153,202	24,742,123
Merck & Co., Inc.	225,728	16,954,430
Perrigo Co. PLC(a)	169,850	8,039,000
Pfizer, Inc.	366,259	15,752,800
		79,611,286
Professional Services — 0.4%
Nielsen Holdings PLC	356,036	6,832,331
Semiconductors & Semiconductor Equipment — 5.4%
Applied Materials, Inc.	193,280	24,880,934
NXP Semiconductors NV (China)	54,052	10,587,165
QUALCOMM, Inc.	217,413	28,041,929
Texas Instruments, Inc.	130,124	25,011,134
		88,521,162
Software — 3.3%
Citrix Systems, Inc.	132,917	14,271,298
Microsoft Corp.	141,290	39,832,477
		54,103,775
Specialty Retail — 1.4%
TJX Cos., Inc. (The)	358,192	23,633,508
Tobacco — 1.3%
Philip Morris International, Inc.	222,793	21,118,549

Total Common Stocks (cost $1,217,327,580)		1,606,173,512
Preferred Stocks — 0.6%
Electric Utilities — 0.4%
Southern Co. (The), Series 2019, CVT, 6.750%, Maturing 08/01/22	120,303	6,136,656
	Shares	Value

Preferred Stocks (continued)
Health Care Equipment & Supplies — 0.2%
Becton, Dickinson & Co., Series B, CVT, 6.000%, Maturing 06/01/23(a)	69,131	$3,731,691
Pharmaceuticals — 0.0%
Elanco Animal Health, Inc., CVT, 5.000%, Maturing 02/01/23(a)	10,648	531,016

Total Preferred Stocks (cost $9,682,940)		10,399,363

Total Long-Term Investments (cost $1,227,010,520)		1,616,572,875
Short-Term Investments — 2.4%
Affiliated Mutual Fund — 1.2%
PGIM Institutional Money Market Fund (cost $19,421,749; includes $19,420,321 of cash collateral for securities on loan)(b)(we)	19,433,408	19,421,749
Unaffiliated Fund — 1.2%
JPMorgan US Government Money Market Fund, (Capital Shares)	19,516,973	19,516,973
(cost $19,516,973)

Total Short-Term Investments (cost $38,938,722)		38,938,722

TOTAL INVESTMENTS—100.8% (cost $1,265,949,242)		1,655,511,597

Liabilities in excess of other assets — (0.8)%		(13,432,186)

Net Assets — 100.0%		$1,642,079,411

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ADR	American Depositary Receipt
CVT	Convertible Security
REITs	Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $18,917,574; cash collateral of $19,420,321 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(we)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Institutional Money Market Fund.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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